Pension and Other Postretirement Benefit Plans - Summary of Expected Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Compensation And Retirement Disclosure [Abstract]
2013	$ 1.9
2014	2.0
2015	2.1
2016	2.2
2017	2.3
2018-2022	$ 12.9